Notes Payable - Long Term (Details) (USD $)	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Notes Payable		$ 1,905,188	$ 1,674,518
Current portion long-term debt	558,412	695,123	769,330
Note payable - long-term	1,200,000	1,210,065	905,188
Note Payable To River City Equity [Member]
Notes Payable		1,000,000	0
Note Payable To Related Party1 [Member]
Notes Payable		449,340	770,638
Note Payable To Related Party2 [Member]
Notes Payable		440,499	711,140
Note Payable [Member]
Notes Payable		$ 15,349	$ 192,740